Expense Example - International Fund	Fund Shares 1 Year	Fund Shares 3 Years	Fund Shares 5 Years	Fund Shares 10 Years	Inst. Shares 1 Year	Inst. Shares 3 Years	Inst. Shares 5 Years	Inst. Shares 10 Years	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	R6 Shares 1 Year	R6 Shares 3 Years	R6 Shares 5 Years	R6 Shares 10 Years
USD ($)	109	340	590	1,306	101	315	547	1,213	705	986	1,288	2,144	87	342	617	1,402